Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits with third-party payment channels	[1]	¥ 257,655		¥ 269,960
Interest receivable		211,618		347,861
Input VAT	[2]	107,237		119,126
Advance to suppliers	[3]	55,846		50,589
Prepaid Service Fee		55,541		11,200
Corporate lending receivable	[4]	34,966		255,403
Deferred platform commission cost		30,897		30,718
Others		37,557		19,315
Prepaid expenses and other current assets		¥ 791,317	$ 113,157	¥ 1,104,172

[1]	Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their Revenue Sharing and the customer payment to the Group’s account through the third-party payment channels.
[2]	Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.
[3]	Advance to suppliers were primarily for advertising fees and related service fees.
[4]	Corporate lending receivable was loans provided to third-party entities. Loans of US$34,990 and US$12,000 provided to one third-party entity during the year ended December 31, 2024 and 2025, respectively, carried annual interest rate ranging from 8.5% to 10.5%. The repayments were guaranteed by two individuals and shall be executed on the first anniversary of the loan origination unless otherwise agreed by the Group and the borrower. These loans were reclassed from corporate lending receivable to available-for-sale investment within long-term investments pursuant to subsequent agreements with the borrower to change these loans to convertible notes